Derivative instruments and hedging activities - Non-hedging activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	$ (2,982)	$ (1,244)	$ 1,273
Forward contracts | Mortgage banking activities
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	(5,027)	(2,254)	1,213
Interest rate cap | Other operating income
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	0	(5)	(4)
Indexed options on deposits | Interest Expense
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	5,462	7,898	114
Bifurcated embedded options | Interest Expense
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	$ (3,417)	$ (6,883)	$ (50)